Form N-1A Cover	Jun. 23, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)
Entity Central Index Key	0000880859
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 23, 2025
Prospectus Date	Feb. 28, 2025
Invesco Oppenheimer V.I. International Growth Fund [Member]
Prospectus [Line Items]
Registrant Name	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Entity Central Index Key	0000896435